SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Cash outflow for leases	$ 330	$ 305